Shareholders' Equity (Details) - USD ($)					1 Months Ended						3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 20, 2023	Nov. 08, 2023	May 08, 2023	Mar. 08, 2023	Aug. 31, 2023	Jul. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	May 16, 2022	Aug. 24, 2016	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	May 17, 2022	May 02, 2022	Jan. 31, 2016
Shareholders' Equity (Details) [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001								$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized									30,000,000		30,000,000	30,000,000	30,000,000	30,000,000	11,009,315
Preferred stock, shares authorized									10,000,000
Total authorized shares									42,803,774
Share options																		216
Maximum option term														10 years
Weighted average fair vale of options													71	71	54
Intrinsic value of options (in Dollars)													$ 0	$ 0	$ 0
Shares of preferred stock									10,000,000
Purchase share of common stock	1,271,187		754,670	944,670			7,920	7,920		73,048		944,670
Total price (in Dollars)							$ 50,000	$ 50,000
Treasury shares							10,690	10,690
Principal amount (in Dollars)			$ 3,500,000
Shares of common stock			190,000													46,250
Pre-funded warrants			754,670
Exercise price (in Dollars per share)			$ 0.0001	$ 3.58										$ 5
Expected volatility												54.00%		54.00%
Risk-free rate												4.60%			0.97%
Contractual term														10 years	5 years 4 months 24 days
Stock price at issuance date (in Dollars per share)																$ 40
Common warrants fair value (in Dollars)												$ 246,000
Contractual term												5 years 36 days
Stock price per value (in Dollars per share)											$ 1.1	$ 1.1
Other income (expenses) (in Dollars)											$ 1,330,000	$ 1,726,000
Additional shares of warrant issued (in Dollars)												$ 314,000
Exercise price of warrant (in Dollars per share)				$ 0.0001							$ 2.75	$ 2.75
Fair value of warrants (in Dollars)														$ 15,000
Other financial expenses (in Dollars)											$ 68,000	$ 68,000		4,051,000	$ 2,701,000
Exercise of pre-funded warrant					754,670	754,670
Total exercise price (in Dollars per share)					$ 0.0755	$ 0.0755
Offering cost (in Dollars)											$ 291,000	$ 291,000	$ 1,450,000	$ 1,450,000
Warrants to purchase of common stock											66,127	66,127
Warrants exercise percentage												125.00%
Offering costs (in Dollars)											$ 223,000	$ 223,000
Issuance of Common stocks (in Dollars)												$ 172,000
Issued RSUs to officers and employees											39,100	39,100				4,212,500
Incentive 2015 Plan [Member]
Shareholders' Equity (Details) [Line Items]
Share options													2,804	2,804
Fair market value, percentage														100.00%
Maximum [Member]
Shareholders' Equity (Details) [Line Items]
Share option market value														10.00%
Risk-free rate														3.25%
Minimum [Member]
Shareholders' Equity (Details) [Line Items]
Risk-free rate														3.21%
Common Warrants [Member]
Shareholders' Equity (Details) [Line Items]
Shares of common stock			944,670
Exercise price (in Dollars per share)			$ 3.58
Fair value (in Dollars)			$ 1,972,000
Expected volatility												54.00%
Risk-free rate												4.60%
Contractual term												5 years 36 days
Stock price per value (in Dollars per share)											$ 1.1	$ 1.1
Fair value of warrants (in Dollars)												$ 314,000
Underwriter Warrants [Member]
Shareholders' Equity (Details) [Line Items]
Expected volatility												56.00%
Risk-free rate												3.29%
Contractual term												5 years 6 months
Stock price at issuance date (in Dollars per share)											3.58	$ 3.58
Fair value of warrants (in Dollars)												$ 104,000
Note Warrant [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, par value (in Dollars per share)											$ 0.0001	$ 0.0001
Shares of common stock											944,670	944,670
Exercise price (in Dollars per share)												$ 50
Expected volatility												54.00%
Risk-free rate												3.01%
Exercise price of warrant (in Dollars per share)		$ 2.75									$ 4.6313	$ 4.6313
Common Stock [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, par value (in Dollars per share)											0.0001	0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Common Stock [Member] | Maximum [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, shares authorized																	30,000,000
Common Stock [Member] | Minimum [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, shares authorized																	11,009,315
Non-voting Common Stock [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, par value (in Dollars per share)															$ 0.0001		$ 0.0001
Common stock, shares authorized																	2,803,774
Preferred Stock [Member]
Shareholders' Equity (Details) [Line Items]
Preferred stock, par value (in Dollars per share)																	$ 0.0001
Preferred stock, shares authorized									42,803,774
Preferred Stock [Member] | Maximum [Member]
Shareholders' Equity (Details) [Line Items]
Preferred stock, shares authorized																	10,000,000
Preferred Stock [Member] | Minimum [Member]
Shareholders' Equity (Details) [Line Items]
Preferred stock, shares authorized																	7,988,691
Non-voting [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, par value (in Dollars per share)											$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized									2,803,774		2,803,774	2,803,774	2,803,774	2,803,774	2,803,774
Subsequent Event [Member] | Note Warrant [Member]
Shareholders' Equity (Details) [Line Items]
Additional shares of warrant issued (in Dollars)		$ 55,000
Black-Scholes Option-Pricing Model [Member]
Shareholders' Equity (Details) [Line Items]
Expected volatility												54.00%
Risk-free rate												3.49%
Contractual term												5 years 6 months
Stock price at issuance date (in Dollars per share)											$ 3.7	$ 3.7
A&R COI [Member]
Shareholders' Equity (Details) [Line Items]
Non-voting common stock									2,803,774
Preferred stock shares									10,000,000